STOCK-BASED COMPENSATION (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation and non-vested		$ 381,547	$ 381,547
Vesting term		one-year or two-year anniversary date of the grant
Weighted average granted date fair value stock options granted		$ 1.34	$ 299
Fair value of option vested		$ 1,341,002	$ 414,902
Maximum [Member] | Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation, expiration term		10 years
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation, vesting period	1 year
Unrecognized compensation and non-vested	$ 641,248	$ 381,547
Share-Based Payment Arrangement, Option [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation, expiration term	10 years
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation, vesting period		1 year
Unrecognized compensation and non-vested		$ 0	$ 0
Restricted Stock [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation, expiration term		10 years